Reinsurance: Effects of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Effects of Reinsurance

	2017	2016	2015
Face amount of policies in force	$ 86,587	$ 95,577	$ 110,827

Premiums:
Direct - written	$ 3,145	$ 2,168	$ 2,384
Direct - change in unearned	5	1	-
Direct - earned	3,150	2,169	2,384

Ceded to affiliate - written	(3,145)	(2,172)	(3,559)
Ceded to affiliate - change in unearned	(5)	(18)	-
Ceded to affiliate - earned	(3,150)	(2,190)	(3,559)

Premiums - written, net	5	(4)	(1,175)
Premiums - change in unearned, net	(5)	(17)	-
Premiums, net	$ -	$ (21)	$ (1,175)

Contract charges:
Direct	$ 3,498	$ 1,303	$ 742
Ceded to affiliate	(3,498)	(1,303)	(724)
Contract charges, net	$ -	$ -	$ 18

Claims, benefits and losses incurred:
Direct	$ 2,779	$ 1,761	$ 1,784
Ceded to affiliate	(2,777)	(1,762)	(2,988)

Claims, benefits and losses, net	$ 2	$ (1)	$ (1,204)

Interest credited to policyholder account balances:
Direct	$ 30,469	$ 20,519	$ 9,833
Ceded to affiliate	(30,469)	(20,519)	(9,829)
Interest credited to policyholder account balances, net	$ -	$ -	$ 4